Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 35,757	$ 11,421	$ 81,274	$ 18,691
Payments to acquire property and equipment	$ 79,020	$ 4,068	$ 146,400	$ 10,629